Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2022
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Ms. Kelleher will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Ms. Kelleher will assume sole portfolio manager responsibilities.
ASCV-PSTK-0323-142 1.808271.142	March 1, 2023
Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2022
Prospectus

The following information supplements information for Fidelity® Small Cap Value Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Ms. Kelleher will assume sole portfolio manager responsibilities.
The following information supplements the biographical information for Fidelity® Small Cap Value Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
It is expected that Mr. Janssen will retire effective on or about December 31, 2023. At that time, Ms. Kelleher will assume sole portfolio manager responsibilities.
SCP-SCV-PSTK-0323-129 1.808094.129	March 1, 2023